INCOME TAXES - Reconciliation of the Actual Taxes to the U.S. Statutory Tax Rate (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Jun. 30, 2016	Jun. 30, 2015
Reconciliation of the actual taxes
Statutory federal rate (as a percent)	35.00%	35.00%	35.00%
Income tax (benefit) at the statutory federal rate (35%)			$ (7,996)	$ (4,687)
Increase (decrease) resulting from nondeductible stock compensation			56	172
Foreign Rate Differential			914	1,885
Other, net			35	21
Change in valuation allowance			6,991	2,609
Net income tax expense			$ 0	$ 0